Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of Asset Measured at Fair Value on Recurring Basis

As of December 31, 2024 and 2025, information about inputs for the fair value measurements of the Group’s assets that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

		Fair Value Measurement at Reporting Date Using
Description	Fair value as of December 31, 2024	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investments
Variable rate financial instruments	254,459	—	254,459	—
Long-term investments
Available-for-sale investments	189,422	—	189,422	—
Equity securities with readily determinable fair values	19,700	19,700	—	—
Total	463,581	19,700	443,881	—

		Fair Value Measurement at Reporting Date Using
Description	Fair value as of December 31, 2025	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investments
Variable rate financial instruments	141,232	—	141,232	—
Long-term investments
Available-for-sale investments	193,148	—	193,148	—
Equity securities with readily determinable fair values	21,641	21,641	—	—
Total	356,021	21,641	334,380	—